Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 29, 2011	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends on common stock				$ 56.5	$ 94.0	$ 53.9
Purchase of treasury shares (in shares)	3,100,000	400	3,100,000	3,100,000	3,200,000	6,600,000
Percentage of ownership interests after transaction		54.08%
Percentage of ownership interests		53.00%